FINANCIAL INSTRUMENTS FINANCIAL INSTRUMENTS (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2019 USD ($) containership Rate	Jun. 30, 2018 Rate	Dec. 31, 2018 USD ($) Rate	Jun. 30, 2019 NOK (kr)	Jun. 30, 2019 vessel	Jun. 30, 2019	Jun. 30, 2019 USD ($)	Jun. 04, 2019 NOK (kr)	Apr. 30, 2019 Rate	Sep. 13, 2018 NOK (kr)	Jul. 31, 2018 Rate	Apr. 23, 2018	Oct. 31, 2017 NOK (kr)	Sep. 12, 2017 subsidiary Rate	Oct. 05, 2016
Derivative [Line Items]
Derivative Asset, Current				$ 5,279,000				$ 0
Derivative, Notional Amount				900,000,000				900,000,000
Agreed Proportion of temporary reduction to daily charter rate | Rate										100.00%		50.00%
Loans to related parties which are associates				310,144,000				312,660,000
Derivative Asset, Fair Value, Amount Not Offset Against Collateral				10,633,000				2,597,000
Derivative Liability, Current				45,047,000				4,390,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				16,213,000				16,713,000
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Derivative [Line Items]
Debt Instrument, Face Amount | kr														kr 500,000,000
NOK600million senior unsecured floating rate bonds due 2023 [Member]
Derivative [Line Items]
Debt Instrument, Face Amount | kr											kr 600,000,000
NOK700million senior unsecured floating rate bonds due 2024 [Member]
Derivative [Line Items]
Debt Instrument, Face Amount | kr									kr 700,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Derivative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							5.75%									5.75%
Senior Unsecured Convertible Bonds due 2023 [Member]
Derivative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							4.875%						4.875%			4.875%
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Long Term Receivables, Non Designated Options To Extend Interest Rate Swaps				5,200,000				0
Swap Contracts, Short Term Payables, Fair Value Disclosure				12,000,000.0				0
Long Term Payables, Non Designated Interest Rate Swaps				$ 100,000				1,900,000
Sales Revenue, Net [Member] | Evergreen [Member]
Derivative [Line Items]
Concentration Risk, Percentage		15.00%	3.00%	10.00%
Sales Revenue, Net [Member] | Maersk [Member]
Derivative [Line Items]
Concentration Risk, Percentage		31.00%	26.00%	27.00%
Sales Revenue, Net [Member] | MSC [Member]
Derivative [Line Items]
Concentration Risk, Percentage		14.00%	11.00%	11.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Derivative [Line Items]
Concentration Risk, Percentage | Rate		4.00%	10.00%	8.00%
Sales Revenue, Net [Member] | Golden Ocean [Member]
Derivative [Line Items]
Concentration Risk, Percentage		11.00%	14.00%	13.00%
Concentration Risk Benchmark, Net Income [Member] | Customer Concentration Risk [Member]
Derivative [Line Items]
Concentration Risk, Percentage | Rate		26.00%	36.00%	39.00%
Equity Accounted Subsidiaries [Member]
Derivative [Line Items]
Guarantor Obligations, Current Carrying Value				$ 266,100,000				266,100,000
Frontline Shipping [Member] | Frontline [Member]
Derivative [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent							100.00%
Seadrill [Member]
Derivative [Line Items]
Loans to related parties which are associates				342,000,000.0				319,000,000.0
Frontline Ltd [Member]
Derivative [Line Items]
Guarantee Compliance, Minimum Free Cash								2,000,000
Related Party Transactions Daily Vessel Management Fee		$ 9,000
Seadrill [Member]
Derivative [Line Items]
Number of wholly-owned subsidiaries that own drilling units accounted for using the equity method | subsidiary															3
Agreed Proportion of temporary reduction to daily charter rate | Rate															29.00%
Agreed Temporary Reduction in Daily Time Charter Rates, Period	5 years
Agreed Period of Charter Extension following Amendments	13 months
Number of drilling rigs owned by wholly-owned subsidiaries account for using the equity method | subsidiary															3
Agreed period of extension to bank loan term	4 years
Evergreen [Member]
Derivative [Line Items]
Number of container vessels | containership		4
Maersk [Member]
Derivative [Line Items]
Number of container vessels | containership		10
MSC [Member]
Derivative [Line Items]
Number of container vessels		29				19
Golden Ocean [Member]
Derivative [Line Items]
Property Subject to or Available for Operating Lease, Number of Units | vessel						8
Cross Currency Interest Rate Contract 4 [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount					kr 500,000,000			64,000,000.0
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Current				5,279,000				0
Derivative Liability, Current				12,043,000				0
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability, Current				33,004,000				4,390,000
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral				5,174,000				0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				86,000				1,901,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral				5,459,000				2,597,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				1,811,000				5,859,000
Cross Currency Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				4,709,000				8,953,000
Cross Currency Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				$ 9,607,000				0
Cross Currency Interest Rate Contract 6 [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount					600,000,000			76,800,000
Cross Currency Interest Rate Contract 7 [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount					kr 700,000,000			$ 80,500,000